Subsequent Events (Details) - Subsequent Event $ / shares in Units, $ in Millions	Feb. 16, 2021 USD ($) $ / shares
Subsequent Event [Line Items]
Business Acquisition, Share Price | $ / shares	$ 23.30
Business Acquisition, Amount | $	$ 338